Equity - Additional Information (Detail) (Hoshin GigaMedia Center Inc., USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Appropriation percentage of net profit for statutory surplus reserve	10.00%
Legal reserves	$ 3.0	$ 3.0
Maximum
Class of Stock [Line Items]
Statutory Surplus Reserve Fund percentage of aggregate paid-in capital	50.00%
when the reserve balance has reached 50 percent of the aggregate paid-in capital of Hoshin GigaMedia | Maximum
Class of Stock [Line Items]
Percentage of statutory surplus reserve available to offset a deficit or be distributed as a stock dividend	50.00%